Consolidated Statements of Redeemable Convertible Preference Shares and Shareholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2017
Statement Of Stockholders Equity [Abstract]
Payment of preference share issuance costs	$ 5,672	$ 194